Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee		0.25
Annual fee cap		0.15
Privately-held Investments	[1]	$ 533.0	$ 307.1
Other investments, at fair value (2)	[2]	221.3	151.3
Asset Management Arrangement
Related Party Transaction [Line Items]
Related party fees			5.8	$ 5.3
Asset Management Arrangement | Investment Income
Related Party Transaction [Line Items]
Related party fees		4.9
Management Consulting Agreement
Related Party Transaction [Line Items]
Related party fees			5.0	$ 5.0
Management Consulting Agreement | General, administrative and corporate expenses
Related Party Transaction [Line Items]
Related party fees		5.0
Apollo originating partnership | Gain (Loss) on Investments
Related Party Transaction [Line Items]
Related party fees		1.5
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable		2.0	0.6
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value (2)		25.3
Apollo originating partnership | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		44.8
Other investments, at fair value (2)		12.7
Apollo originating partnership, class A notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		(0.2)
Apollo originating partnership, class A notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		30.0
Apollo originating partnership, class B notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		(0.2)
Apollo originating partnership, class B notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		$ 14.8
Apollo, Class A & B Notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred			$ 0.0
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management		1.00%
Fees due to Apollo Management		$ 5.0

[1]	Privately-held investments includes related party investments totaling $44.8 million.
[2]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.